Contract Liabilities (FY) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Total contract liabilities	$ 639,801	$ 178,533
Non-current contract liabilities	(573,224)	(46,736)
Current contract liabilities	66,577	131,797
Service agreement
Total contract liabilities	133,510	57,365
Deposit on product
Total contract liabilities	0	92,950
License fees
Total contract liabilities	500,000	0
Other
Total contract liabilities	$ 6,291	$ 28,218